INFORMATION ABOUT COMPONENTS OF CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - Expenses classified by nature and functions (Details) - USD ($)	3 Months Ended		6 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2024	Dec. 31, 2023
Expenses classified by nature and function
Amortization of intangible assets			$ 5,944,246	$ 5,474,971
Depreciation of property, plant and equipment			3,035,184	2,556,422
Depreciation of leased assets			2,219,948	1,711,256
Obsolescence			477,756	282,836
Production costs
Expenses classified by nature and function
Amortization of intangible assets	$ 55,985	$ 30,371	156,124	60,849
Analysis and storage				570
Commissions and royalties	560,371	287,085	560,371	421,677
Import and export expenses	(49,057)	(23,326)		43,902
Depreciation of property, plant and equipment	670,405	665,585	1,378,837	1,308,591
Depreciation of leased assets	584,909	359,666	748,412	699,044
Freight and haulage	507,769	(9,689)	1,215,352	634,188
Employee benefits and social securities	1,802,661	3,128,563	4,270,878	5,935,502
Maintenance	377,031	584,638	891,075	1,007,395
Energy and fuel	64,774	337,536	294,101	500,658
Supplies and materials	150,391	107,343	349,722	367,386
Mobility and travel	36,443	61,069	68,371	94,476
Publicity and advertising		1,300		1,300
Contingencies	55,521	1,239	55,521	1,239
Share-based incentives	187,447	64,472	264,260	339,904
Professional fees and outsourced services	368,070	454,522	894,020	963,972
Office supplies and registrations fees	7,568	(69,652)	51,865	80,236
Insurance	54,737	54,150	114,562	81,174
Information technology expenses	1,025	8,825	12,597	27,186
Obsolescence	(148,656)	(222,449)	401,812	282,836
Taxes	55,530	56,941	102,660	127,760
Miscellaneous	(3,337)	(19,772)	12,938	1,827
Total	5,339,587	5,858,417	11,843,478	12,981,672
Selling, general and administrative expenses
Expenses classified by nature and function
Amortization of intangible assets	1,475,275	1,409,176	3,039,238	2,960,964
Analysis and storage	80,241	(310)	83,155	153,163
Commissions and royalties	273,803	214,193	1,085,605	1,008,251
Import and export expenses	234,658	198,134	655,178	318,479
Depreciation of property, plant and equipment	618,075	492,789	1,235,815	935,378
Depreciation of leased assets	853,395	514,391	1,434,284	1,012,212
Impairment of receivables	1,795,847	(56,869)	1,980,726	296,051
Freight and haulage	2,797,830	3,889,270	5,321,153	6,878,364
Employee benefits and social securities	11,755,856	11,270,171	21,796,271	21,509,102
Maintenance	569,483	584,177	1,365,831	1,152,332
Energy and fuel	18,632	256,150	42,155	272,547
Supplies and materials	638,261	859,700	1,510,587	1,691,154
Mobility and travel	989,065	800,142	2,159,076	2,148,705
Publicity and advertising	852,145	1,143,753	2,233,428	2,305,251
Contingencies	(177,193)	20,742	119,966	47,851
Share-based incentives	1,323,722	2,313,575	1,983,049	8,043,561
Professional fees and outsourced services	2,550,141	1,966,056	4,363,205	3,542,038
Professional fees related parties	226,041	66,618	270,679	66,618
Office supplies and registrations fees	215,138	281,221	563,052	651,991
Insurance	753,608	628,292	1,430,971	1,102,142
Information technology expenses	877,837	1,181,470	1,669,932	1,924,633
Obsolescence	11,794		75,944
Taxes	4,031,663	3,252,941	8,509,982	7,019,360
Miscellaneous	395,761	(120,845)	395,922	57,638
Total	33,161,078	31,164,937	63,325,204	65,097,785
Total
Expenses classified by nature and function
Amortization of intangible assets	1,531,260	1,439,547	3,195,362	3,021,813
Analysis and storage	80,241	(310)	83,155	153,733
Commissions and royalties	834,174	501,278	1,645,976	1,429,928
Import and export expenses	185,601	174,808	655,178	362,381
Depreciation of property, plant and equipment	1,288,480	1,158,374	2,614,652	2,243,969
Depreciation of leased assets	1,438,304	874,057	2,182,696	1,711,256
Impairment of receivables	1,795,847	(56,869)	1,980,726	296,051
Freight and haulage	3,305,599	3,879,581	6,536,505	7,512,552
Employee benefits and social securities	13,558,517	14,398,734	26,067,149	27,444,604
Maintenance	946,514	1,168,815	2,256,906	2,159,727
Energy and fuel	83,406	593,686	336,256	773,205
Supplies and materials	788,652	967,043	1,860,309	2,058,540
Mobility and travel	1,025,508	861,211	2,227,447	2,243,181
Publicity and advertising	852,145	1,145,053	2,233,428	2,306,551
Contingencies	(121,672)	21,981	175,487	49,090
Share-based incentives	1,511,169	2,378,047	2,247,309	8,383,465
Professional fees and outsourced services	2,918,211	2,420,578	5,257,225	4,506,010
Professional fees related parties	226,041	66,618	270,679	66,618
Office supplies and registrations fees	222,706	211,569	614,917	732,227
Insurance	808,345	682,442	1,545,533	1,183,316
Information technology expenses	878,862	1,190,295	1,682,529	1,951,819
Obsolescence	(136,862)	(222,449)	477,756	282,836
Taxes	4,087,193	3,309,882	8,612,642	7,147,120
Miscellaneous	392,424	(140,617)	408,860	59,465
Total	$ 38,500,665	$ 37,023,354	$ 75,168,682	$ 78,079,457